Significant Accounting Policies (Standard Warranty and Extended Warranty Tables) (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Deferred revenue:
Current portion	$ 11,877		$ 12,557
Noncurrent portion	3,691		4,108
Standard Warranty Liability
Balance at January 1	376		394
Current period accruals	240		346
Accrual adjustments to reflect actual experience	(120)	[1]	22
Charges incurred	(298)		(387)
Balance at December 31	197		376
Industry Standard x86 Server Portfolio
Standard Warranty Liability
Accrual adjustments to reflect actual experience	(125)
Extended Warranty Liability
Movement in Deferred Revenue [Roll Forward]
Balance at January 1	579		606
Revenue deferred for new extended warranty contracts	298		305
Amortization of deferred revenue	(316)	[2]	(324)
Other	(24)	[3]	(8)	[3]
Balance at December 31	536		579
Deferred revenue:
Current portion	254		284
Noncurrent portion	282		295
Extended Warranty Liability | Industry Standard x86 Server Portfolio
Movement in Deferred Revenue [Roll Forward]
Amortization of deferred revenue	$ (21)

[1]	Includes an adjustment of ($125 million) in 2014 related to the industry standard server divestiture
[2]	Includes an adjustment of ($21 million) in 2014 related to the industry standard server divestiture.
[3]	Other consists primarily of foreign currency translation adjustments.